SCHEDULE OF LEASE COST RELATED TO OPERATING LEASES (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Right-of-use Rou Assets And Lease Payable
Short term lease expenses	$ 9,169
Cash paid for operating leases	$ 433,107	$ 288,417	$ 169,605